Employee Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans [Abstract]
Options Outstanding, beginning balance	293,817	287,393	280,605
Options, Granted	16,876	16,000	15,500
Options, Exercised	(18,899)	(9,576)	(7,962)
Options, Forfeited	(2,250)		(750)
Options Outstanding, ending balance	289,544	293,817	287,393	280,605
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 33.95	$ 33.64	$ 33.56
Weighted-Average Exercise Price, Granted	$ 35.39	$ 35.09	$ 32.09
Weighted-Average Exercise Price, Exercised	$ 28.78	$ 26.63	$ 27.81
Weighted-Average Exercise Price, Forfeited	$ 33.28		$ 33.54
Weighted-Average Exercise Price, Outstanding, ending balance	$ 34.38	$ 33.95	$ 33.64	$ 33.56
Options, Exercisable at end of year	183,584	185,317	178,393
Weighted-Average Exercise Price, Exercisable at end of year	$ 34.70	$ 33.70	$ 32.75
Options, Nonvested at beginning of year	105,960	108,500	109,000	111,375
Options, Granted during the year	16,876	16,000	15,500
Options, Vested during the year	(18,166)	(16,500)	(17,625)
Options, Forfeited during the year	(1,250)		(250)
Options, Nonvested at end of year	105,960	108,500	109,000	111,375
Weighted-Average Exercise Price, Nonvested at beginning of year	$ 33.81	$ 34.38	$ 35.10	$ 35.01
Weighted-Average Exercise Price, Granted during the year	$ 35.39	$ 35.09	$ 32.09
Weighted-Average Exercise Price, Vested during the year	$ 38.87	$ 39.34	$ 31.88
Weighted-Average Exercise Price, Forfeited during the year	$ 30.38		$ 33.54
Weighted-Average Exercise Price, Nonvested at end of year	$ 33.81	$ 34.38	$ 35.10	$ 35.01